Goodwill	12 Months Ended
Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Goodwill [Line Items]
Goodwill
4. Goodwill
In the first quarter of 2024, the Company identified indicators of impairment for the goodwill recognized in connection with the Morton Acquisition. Changes in the Company’s strategic direction resulted in the decision not to integrate or further invest in the commercialization of the photonic business represented by the Morton Acquisition. At the time of the acquisition and up to the determination not to further invest in the photonic business, the Company deemed the photonic business to be a separate reporting unit.
In accordance with ASC 350,
Intangibles
—
Goodwill and Other (Topic 350)
, management assessed the recoverability of the goodwill associated with its reporting units, including the newly acquired photonics reporting unit. Given the strategic change, the Company concluded that the fair values of assets acquired in the Morton Acquisition comprising the photonic reporting unit were negligible and recognized a non-cash
impairment charges of $1.5 million, equal to the full carrying amount of goodwill recognized in connection with the Morton Acquisition. Subsequent to the impairment, the Company has determined its business is comprised of one reporting unit.
In the fourth quarter of 2024 and 2023, the Company performed its annual goodwill impairment assessments as of October 1, 2024 and 2023, respectively using a qualitative approach. In evaluating whether it was more likely than not that the fair value of its single reporting unit was less than its carrying amount, management considered relevant events and circumstances including macroeconomic conditions, industry and market trends, cost factors, overall financial performance, and entity-specific developments such as the indicated enterprise values from the issuance of financing transactions during 2024 and 2023. Based on this assessment, management concluded that it was not more likely than not that the fair value of its single reporting unit was less than its carrying amount. Accordingly, no quantitative impairment test was required, and no impairment of goodwill, except as described above related to the Morton Acquisition, was recognized for the years ended December 31, 2024 and 2023, respectively.
The table below presents the changes in the carrying amount of goodwill (in thousands):

Amount
Balance as of December 31, 2023	$9,315
Goodwill arising from Morton Acquisition	1,533
Goodwill impairment	(1,533)

Balance as of December 31, 2024	$9,315

Accumulated impairment losses to goodwill were $1.5 million as of December 31, 2024.